Supplement dated October 2, 2006 to the Minnesota Life Variable Universal Life Account

Prospectus dated May 1, 2006

The section captioned "Fidelity VIP" on the inside cover page of the prospectus is supplemented as follows:

Effective October 2, 2006, contributions may be allocated to the following portfolios:

	Fidelity VIP

*	VIP Aggressive Growth Portfolio: Initial Class Shares
*	VIP Asset ManagerSM Portfolio: Initial Class Shares
*	VIP Asset Manager: Growth(r) Portfolio: Initial Class Shares
*	VIP Balanced Portfolio: Initial Class Shares
*	VIP Contrafund(r) Portfolio: Initial Class Shares
*	VIP Disciplined Small Cap Portfolio: Initial Class Shares
*	VIP Dynamic Capital Appreciation Portfolio: Initial Class Shares
*	VIP Equity-Income Portfolio: Initial Class Shares
*	VIP Freedom Income Portfolio: Initial Class Shares
*	VIP Freedom 2010 Portfolio: Initial Class Shares
*	VIP Freedom 2015 Portfolio: Initial Class Shares
*	VIP Freedom 2020 Portfolio: Initial Class Shares
*	VIP Freedom 2025 Portfolio: Initial Class Shares
*	VIP Freedom 2030 Portfolio: Initial Class Shares
*	VIP Growth Portfolio: Initial Class Shares
*	VIP Growth & Income Portfolio: Initial Class Shares
*	VIP Growth Opportunities Portfolio: Initial Class Shares
*	VIP Growth Stock Portfolio: Initial Class Shares
*	VIP High Income Portfolio: Initial Class Shares
*	VIP Index 500 Portfolio: Initial Class Shares
*	VIP International Capital Appreciation Portfolio: Initial Class Shares
*	VIP Investment Grade Bond Portfolio: Initial Class Shares
*	VIP Mid Cap Portfolio: Initial Class Shares
*	VIP Money Market Portfolio: Initial Class Shares
*	VIP Overseas Portfolio: Initial Class Shares
*	VIP Real Estate Portfolio: Initial Class Shares
*	VIP Strategic Income Portfolio: Initial Class Shares
*	VIP Value Portfolio: Initial Class Shares
*	VIP Value Leaders Portfolio: Initial Class Shares
*	VIP Value Strategies Portfolio: Initial Class Shares


This supplement should be retained for future reference.
F65333 10-2006

The "Range of Annual Portfolio Operating Expenses" table found on page 9 of the prospectus is supplemented as follows:

                 RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*

Fee Description                             Minimum    Maximum
---------------                             -------    -------
Total Annual Portfolio Operating Expenses.  0.00%	  3.55%

*	The Range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. For more detailed information about the fee and expense charges, fee waivers (if applicable) and expense reductions (if applicable) for the Fund Portfolios please see the Fund's prospectus.